Short-term investments (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments
Primarily consist of equity investments in public and private entities the Company receives as consideration during private strategies, managed equities and broker-dealer activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2024	Dec. 31, 2023

Public equities and share purchase warrants	FVTPL	225	754
Total short-term investments (1)		225	754
(1) Private holdings are included in other assets (see Note 5). Prior period figures have been reclassified to conform with current presentation.